OPERATING SEGMENTS ( Schedule of Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Disclosure of major customers [line items]
Additional information about revenues	66.00%		77.00%	77.00%
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues	10.00%		12.00%
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues		[1]	11.00%	14.00%

[1]	Represents an amount lower than 10%.